UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM ABS-15G

ASSET-BACKED SECURITIZER REPORT
Pursuant to Section 15G of the Securities Exchange Act of 1934

Check the appropriate box to indicate the filing obligation to which this form is intended to satisfy:

☒	Rule 15Ga-1(c)(1) under the Exchange Act (17 CFR 240.15Ga-1(c)(1)) for the reporting period January 1, 2009 to December 31, 2011

☐	Rule 15Ga-1(c)(2)(i) under the Exchange Act (17 CFR 240.15Ga-1(c)(2)(i)) for the quarterly reporting period to

☐	Rule 15Ga-1(c)(2)(ii) under the Exchange Act (17 CFR 240.15Ga-1(c)(2)(ii)) for the annual reporting period to

February 14, 2012
(Date of report)

Natixis Real Estate Holdings LLC
(Exact name of securitizer as specified in its charter)

N/A	0001542259
(Commission File Number of securitizer)	(Central Index Key Number of securitizer)

F. Rene Mendez, 212-891-5817
Joe Vuolo, 212-891-1852
(Name and telephone number, including area code, of the person to contact in connection with this filing)

☐	Indicate by check mark whether the securitizer has no activity to report for the initial period pursuant to Rule 15Ga-1(c)(1)

☐	Indicate by check mark whether the securitizer has no activity to report for the quarterly period pursuant to Rule 15Ga-1(c)(2)(i)

☐	Indicate by check mark whether the securitizer has no activity to report for the annual period pursuant to Rule 15Ga-1(c)(2)(ii)

 1   Natixis Real Estate Holdings LLC is the successor by merger to Natixis Real Estate Capital Inc.

Item 1.01	Initial Filing of Rule 15Ga-1 Representations and Warranties Disclosure

Natixis Real Estate Holdings LLC hereby makes its initial filing to disclose activity that it is required to report, pursuant to Rule 15Ga-1(c)(1) (17 CFR 240.15Ga-1(c)(1)), for the three-year period ending December 31, 2011.  The required disclosures are attached as an exhibit to this Form ABS-15G.

Item 2	Exhibits

Exhibit No.	Description

99.1	Table presenting the disclosures that Natixis Real Estate Holdings LLC, in its capacity as a securitizer, is required to make pursuant to Rule 15Ga-1(c)(1).

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the reporting entity has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorized.

NATIXIS REAL ESTATE HOLDINGS LLC
(Securitizer)

Date: February 14, 2012	By:	/s/ F. Rene Mendez
Name: F. Rene Mendez
Title: Managing Director

EXHIBIT INDEX

Exhibit No.	Description

99.1	Table presenting the disclosures that Natixis Real Estate Holdings LLC, in its capacity as a securitizer, is required to make pursuant to Rule 15Ga-1(c)(1).